Offerings - Offering: 1	Jun. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150
Offering Note

(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, Planet Labs PBC initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-296517 filed with the Securities and Exchange Commission on June 5, 2026 (as amended, the "Registration Statement"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee Tables" in the Registration Statement.